January 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Equity Trust (File No. 333-185540) (on behalf of ING Large Cap Value Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a Pre-Effective Amendment No. 1 to the registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Equity Trust (“Registrant”).   This Pre-Effective Amendment is being filed in connection with the reorganization of ING Value Choice Fund (“Acquired Fund”) with and into ING Large Cap Value Fund (“Acquiring Fund”), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.  The Acquired Fund and the Acquiring Fund are series of the Registrant.

Pursuant to Rule 461 under the Act, the Registrant hereby respectfully requests that the effective date of the Registrant's above-referenced registration statement be accelerated so that it will become effective on January 22, 2013 or as soon as practicable thereafter.  The Registrant is aware of its obligations under the Act.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 704.339.3164 or Kristen Freeman at 480.477.2650.

Very truly yours,

/s/ Huey P. Falgout

Huey P. Falgout Secretary ING Equity Trust

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